Subsequent Events	12 Months Ended
Dec. 31, 2013
Subsequent Events
Subsequent Events

16.       Subsequent Events

Related Party Transactions with EchoStar

Satellite and Tracking Stock Transaction with EchoStar.  To improve our position in the growing consumer satellite broadband market, among other reasons, on February 20, 2014, we entered into agreements with EchoStar to implement a transaction pursuant to which, among other things:  (i) on March 1, 2014, we transferred to EchoStar and Hughes Satellite Systems Corporation (“HSSC”), a wholly-owned subsidiary of EchoStar, five satellites (EchoStar I, EchoStar VII, EchoStar X, EchoStar XI and EchoStar XIV, including related in-orbit incentive obligations and interest payments of approximately $59 million) and approximately $11 million in cash in exchange for shares of a series of preferred tracking stock issued by EchoStar and shares of a series of preferred tracking stock issued by HSSC; and (ii) beginning on March 1, 2014, we lease back certain satellite capacity on these five satellites (collectively, the “Satellite and Tracking Stock Transaction”).  The Satellite and Tracking Stock Transaction with EchoStar for EchoStar I, EchoStar VII, EchoStar X, EchoStar XI and EchoStar XIV will result in operating lease obligations of $148 million due 2014, $175 million due 2015, $123 million due 2016, $102 million due 2017, $102 million due 2018 and $329 million due thereafter.  The Satellite and Tracking Stock Transaction with EchoStar for EchoStar I, EchoStar VII, EchoStar X, EchoStar XI and EchoStar XIV will also result in a reduction of our long-term debt obligations associated with our in-orbit incentive payments of $5 million due 2014, $5 million due 2015, $4 million due 2016, $4 million due 2017, $4 million due 2018 and $22 million due thereafter and a reduction in our interest expense associated with our in-orbit incentive payments of $3 million due 2014, $2 million due 2015, $2 million due 2016, $2 million due 2017, $1 million due 2018 and $5 million due thereafter.

Since these agreements are among entities under common control, we will record the Tracking Stock at EchoStar and HSSC’s historical cost basis for those instruments.  Any difference between the historical cost basis of the Tracking Stock received and the net carrying value of the five satellites included in the Satellite and Tracking Stock Transaction will be recorded as a capital transaction in “Additional paid-in capital” on our Consolidated Balance Sheet.  The Tracking Stock will be accounted for on a cost basis.  The Satellite and Tracking Stock Transaction is further described below:

Transaction Agreement.  On February 20, 2014, DISH Operating L.L.C. (“DOLLC”) and DISH Network L.L.C. (“DNLLC”, together with DOLLC, the “DISH Investors”) and EchoStar XI Holding L.L.C., all indirect wholly-owned subsidiaries of DISH Network, entered into a Transaction Agreement (the “Transaction Agreement”) with EchoStar, HSSC and Alpha Company LLC, a wholly-owned subsidiary of EchoStar, pursuant to which, on March 1, 2014, we, among other things, transferred to EchoStar and HSSC five of our satellites (EchoStar I, EchoStar VII, EchoStar X, EchoStar XI and EchoStar XIV, including related in-orbit incentive obligations and interest payments of approximately $59 million) and approximately $11 million in cash in exchange for an aggregate of 6,290,499 shares of preferred tracking stock issued by EchoStar and 81.128 shares of preferred tracking stock issued by HSSC (collectively, the “Tracking Stock”).  The Tracking Stock generally tracks the residential retail satellite broadband business of Hughes Network Systems, LLC, a wholly-owned subsidiary of HSSC (“Hughes”), including without limitation the operations, assets and liabilities attributed to the Hughes residential retail satellite broadband business (collectively, the “Hughes Retail Group”).  The shares of the Tracking Stock issued to the DISH Investors represent an aggregate 80% economic interest in the Hughes Retail Group.  The Transaction Agreement includes, among other things, customary mutual provisions for representations, warranties and indemnification.

Satellite Capacity Leased from EchoStar.  On February 20, 2014, we entered into satellite capacity agreements with certain subsidiaries of EchoStar pursuant to which, beginning March 1, 2014, we, among other things, lease certain satellite capacity on the EchoStar I, EchoStar VII, EchoStar X, EchoStar XI and EchoStar XIV satellites.  The total fees for the services provided under each satellite capacity agreement depends, among other things, upon the number of transponders on the applicable satellite and the length of the lease.  The term of each satellite capacity agreement generally terminates upon the earlier of:  (i) the end of life of the satellite; (ii) the date the satellite fails; or (iii) a certain date, which depends upon, among other things, the estimated useful life of the satellite.  We generally have the option to renew each satellite capacity agreement on a year-to-year basis through the end of the respective satellite’s life.  There can be no assurance that any options to renew such agreements will be exercised.

Investor Rights Agreement.  On February 20, 2014, EchoStar, HSSC and the DISH Investors also entered into an Investor Rights Agreement (the “Investor Rights Agreement”) with respect to the Tracking Stock.  The Investor Rights Agreement provides, among other things, certain information and consultation rights for the DISH Investors; certain transfer restrictions on the Tracking Stock and certain rights and obligations to offer and sell under certain circumstances (including a prohibition on transfers of the Tracking Stock for one year, with continuing transfer restrictions (including a right of first offer in favor of EchoStar) thereafter, an obligation to sell the Tracking Stock to EchoStar in connection with a change of control of DISH Network and a right to require EchoStar to repurchase the Tracking Stock in connection with a change of control of EchoStar, in each case subject to certain terms and conditions); certain registration rights; certain obligations to provide conversion and exchange rights of the Tracking Stock under certain circumstances; and certain protective covenants afforded to holders of the Tracking Stock.  The Investor Rights Agreement generally will terminate as to the DISH Investors at such time as the DISH Investors no longer hold any shares of the HSSC-issued Tracking Stock and any registrable securities under the Investor Rights Agreement.